CAPITAL STOCK - Cash Dividends Paid (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 28, 2018	Sep. 28, 2018	Jun. 29, 2018	Mar. 30, 2018	Dec. 29, 2017	Sep. 29, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 30, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2018	Dec. 14, 2018	Sep. 14, 2018	Jun. 15, 2018	Mar. 20, 2018	Dec. 31, 2017	Dec. 15, 2017	Sep. 15, 2017	Jun. 15, 2017	Mar. 21, 2017	Dec. 15, 2016	Sep. 15, 2016	Jun. 15, 2016	Mar. 21, 2016
Disclosure of share capital, reserves and other equity interest [Abstract]
Per common share amount (in dollars per share)	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.13	$ 0.13
Number of shares issued (in shares)														58,867,410	58,817,410	58,817,410	58,807,410		58,799,910	59,036,310	59,169,710	59,110,335	59,060,335	58,621,585	58,602,835	58,522,835
Number of shares outstanding (in shares)													58,650,310	58,867,410	58,817,410	58,817,410	58,807,410	58,799,910	58,799,910	59,036,310	59,169,710	59,110,335	59,060,335	58,621,585	58,602,835	58,522,835
Aggregate payment	$ 8,089	$ 8,214	$ 8,140	$ 8,333	$ 8,368	$ 8,150	$ 8,365	$ 8,316	$ 8,047	$ 8,235	$ 7,574	$ 7,509